ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	May. 31, 2006
Condensed Financial Statements, Captions [Line Items]
Net assets of PRC subsidiaries, restricted from transfer	$ 631.3
PRC [Member]
Condensed Financial Statements, Captions [Line Items]
Required percentage of statutory reserve to registered capital	50.00%
Maximum [Member] | PRC [Member]
Condensed Financial Statements, Captions [Line Items]
Required percentage of after tax profit to reserve	10.00%
Statutory reserves [Member] | General reserve fund [Member]
Condensed Financial Statements, Captions [Line Items]
Appropriation of statutory reserves	$ 0.0
Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong") [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Required percentage of after tax profit to reserve		10.00%